Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001130713
Amendment Flag	false
Document Type	11-K
Entity Registrant Name	BED BATH & BEYOND, INC.
ESPP
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0001130713
Amendment Flag	false
Document Type	11-K
Entity Registrant Name	BED BATH & BEYOND, INC.